July 11, 2018

James E. O’Connor, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price International Series, Inc. (“Registrant”)

Dear Mr. O’Connor:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned sticker.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on June 25, 2018.

Please contact me at 410-345-2446, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Charina Jones
Charina Jones